U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name  and address of issuer:  Prudential
          International  Bond  Fund,   Inc.,   100
          Mulberry  Street, Gateway Center  Three,
          Newark, NJ 07102-4077.

     2.     Name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all   series
       and classes of securities of the issuer, check the box but do not list series or classes):

                                                       [X
                                                  ]

     3.   Investment Company Act File Number: 811-
          5123
          Securities Act File Number: 33-63945

      4(a).Last day of fiscal year for which this Form is
          filed: December 31, 2000

      (b).[  ]  Check  box if this Form  is  being
          filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note:  If  the  Form  is  being  filed  late,
          interest   must   be   paid    on    the
          registration fee due.

     4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

          5.   Calculation of registration fee:


         (i) Aggregate sale price of securities
             sold during the fiscal year
                 pursuant    to    rule     24(f):
$      0

          (ii)   Aggregate  price  of   securities
redeemed or
             repurchased during the fiscal year
                        (if           applicable):
$15,431,479

          iii)   Aggregate  price  of   securities
redeemed or
             repurchased during any prior fiscal
             year ending no earlier than October
             11,1995 that were not previously used

              to  reduce registration fees payable
          to
                        the            Commission.
          $63,133,417

        (iv)      Total available redemption credits
                 [add  items  5(ii)  and  5(iii)].
        $78,564,896

         (v)  Net sales - If item 5(i)is greater
              than  Item  5  (iv)  [subtract  item
         5(iv)
                     from        item        5(i).
         $    0

        (vi)      Redemption credits available for use
                in future years.
                 -if  item  5(i)is less than  item
        5(iv)
                  [subtract  item  5(i)from   item
        (5(iv)]  $(78,564,896)

          (vii)    Multiplier   for    determining
     registration
              fee. (See instruction C.9):        X
        .000250

      (viii)    Registration fee due [multiply item
              5(v) by item 5 (vii)] enter "0" if
                  no       fee       is       due.
      =$    0

      6.   Prepaid Shares

         If   the   response  to  item  5(i)   was
         determined   by           deducting    an
         amount    of    securities   that    were
         registered  under the Securities  Act  of
         1933  pursuant to rule 24e-2 as in effect
         before October 11, 1997, then report  the
         amount  of  securities (number of  shares
         or    other    units)   deducted    here:
         898,422        . If there is a number  of
         shares   or   other   units   that   were
         registered   pursuant   to   rule   24e-2
         remaining  unsold  at  the  end  of   the
         fiscal year for which this form is  filed
         that  are available for use by the issuer
         in  future fiscal years, then state  that
         number here:   25,148,659     .

      7.   Interest due - if this Form is being filed
         more than 90 days after the end of the
          issuer's  fiscal  year (See  Instruction
      D): +$       0

      8. Total amount of the registration fee due
         plus any interest due [line 5(viii) plus
                          line                 7]:
      =$      0

      9. Date the registration fee and any interest payment was sent to the Commission's lockbox
         depository: N/A

         Method of Delivery:  N/A

                     [ ]  Wire Transfer
                     [ ]  Mail or other means




                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title) /s/ Marguerite E.H.
Morrison
                                 Marguerite   E.H.
Morrison
                              Secretary


     Date: March 13, 2001





































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